CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represents cash on hand and bank deposits. To limit exposure to credit risk relating to bank deposits, the Group primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2017 and 2018, the Group had cash balances at one and two PRC individual financial institutions, respectively, that held cash balances in excess of 10% of the Group's total cash balances. These bank deposits collectively accounted for approximately 54% and 85% of the Group's total cash balances as of December 31, 2017 and 2018, respectively.

The nominal holders of certain bank accounts of the Group are employees of the Group. The Group has entered agreements with these employees which stipulate that the funds held in these bank accounts are owned and managed by the Group. Cash balances of such accounts collectively accounted for 1.14% and 0.63% of the Group’s total cash balances as of December 31, 2017 and 2018, respectively.